Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Policy Text Block]
a)     Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits.  For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.  The Company had no cash equivalents at December 31, 2012 and 2011.

Use of Estimates and Assumptions [Policy Text Block]
b)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.  Management evaluates estimates and judgments on an ongoing basis.  Actual results could differ from these estimates.  The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, stock based compensation, valuation of accounts receivable and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

Revenue Recognition [Policy Text Block]
c)     Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

The Company has granted a software license which provides for the right to receive payment of a royalty fee based on a percentage of revenues earned by the licensee from the use of the software. Royalty revenues arising from software licenses with an undefined or expected term exceeding three years are generally recognized as received or receivable when the other revenue criteria noted above are satisfied

Software Development Costs [Policy Text Block]
d)    Software Development Costs

The Company accounts for software development costs in accordance with ASC 985-20, Software - Cost of Software to Be Sold, Leased, whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized.
To December 31, 2012, software development costs have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

In accordance with ASC 985-705, software modification costs to satisfy hardware upgrades and changes in system configurations are treated as maintenance costs. Maintenance costs are expensed as incurred or recognized with related revenues, whichever occurs first.

Inventory [Policy Text Block]
e)     Inventory

Inventory is recorded at the lower of cost or market with cost being determined on the weighted average method.  When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value.  The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business less the estimated costs of completion and estimated costs to make the sale.  Inventory consists of computers, general, monitors, printers, modems, and parts and enclosures.

Equipment and Amortization [Policy Text Block]
f)     Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware                                                      30% declining-balance
Computer software                                                       50% declining-balance
Office furniture                                                              20% declining-balance
Equipment                                                                      30% declining-balance
Leasehold improvements                                            straight-line over the term of the lease

Foreign Currency Transactions and Translations Policy [Policy Text Block]
g)     Foreign Currency Translation

The Company’s functional currency is the U.S. dollar.  Transactions in foreign currency are translated in accordance with SFAS 52, Foreign Currency Translation (codified in ASC Topic 830, Foreign Currency Matters), into U.S. dollars and reporting as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;
ii)	non-monetary items at the historical exchange rate;
iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.
Gains and losses on foreign currency transactions are reported in the statements of operations.

Basic and Diluted Loss Per Share [Policy Text Block]
h)     Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share.  Under these provisions, basic loss per share is computed using the weighted average number of common stock outstanding during the periods.  Diluted loss per share is computed using the weighted average number of common and potentially dilutive common stock outstanding during the period.  As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same as the exercise of options or warrants would be anti-dilutive.

Fair Value of Financial Instruments [Policy Text Block]
i)      Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value.  The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

·	Level 1 – defined as observable inputs such as quoted prices in active markets;
·	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
·	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
Cash consists of cash on deposit with a high quality major financial institution.  The carrying cost approximates fair value due to the liquidity of these deposits.  The carrying amounts of other financial assets and liabilities comprising accounts receivable, accounts payable and accrued liabilities, due to related parties, promissory notes and notes payable, were a reasonable approximation of their fair value.

Income Taxes [Policy Text Block]
j)      Income Taxes

The Company has adopted ASC 740, Income Taxes. This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

Asset Impairment [Policy Text Block]
k)     Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

Comprehensive Loss [Policy Text Block]
l)      Comprehensive Loss

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive items in the consolidated financial statements.  As at December 31, 2012, 2011 and 2010, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

Equity Instruments [Policy Text Block]
m)    Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction.  The fair value of the common shares issued in exchange for the receipt of goods and services is based on the stock price as of the earliest of:

i)	the date at which the counterparty’s performance is complete;
ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.
The Company has a stock-based compensation plan which is described more fully in Note 9. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable.  Additionally, the Company has determined that the dates used to value the transaction are either:

i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
ii)	The date at which the counter party’s performance is complete.

Recent Accounting Pronouncements [Policy Text Block]
n)    Recent Accounting Pronouncements

In February 2013, the FASB issued Accounting Standards Update (ASU) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” . The updated guidance requires expanded disclosures for amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures that provide additional detail about those amounts is required. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2012. Accordingly, the Company will adopt ASU No. 2013-02 commencing  January 1, 2013. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2012-04, ''Technical Corrections and Improvements ". The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.

In August 2012, the FASB issued ASU No. 2012-03, " Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting StandardsUpdate 2010-22 (SEC Update) " in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU No. 2012-03 is not expected to have a material impact on the Company’s financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, " Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment " in Accounting Standards Update No. 2012-02. This update amends ASU No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, “ Intangibles Goodwill and Other General Intangibles Other than Goodwill” . The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity's financial statements for the most recent annual or interim period have not yet been issued or, for non-public entities, have not yet been made available for issuance. The Company will adopt ASU No. 2012-02 effective January 1, 2013; however, the Company does not expect such adoption to have a material impact on its financial position or results of operations.